Derivative Financial Instruments and Risk Management Policies - Details about Hedged Items by Fair Value Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	€ 104,324		€ 109,642
Financial assets and other non-current assets	7,268		8,101
Receivables and other current assets	10,132	€ 9,134	9,134
Other current financial assets	1,078		2,444
Non-current financial liabilities	33,360		35,059
Non-current lease liabilities	6,708		6,657
Payables and other non-current liabilities	3,605		3,546
Current financial liabilities	3,701		4,020
Payables and other current liabilities	13,957	€ 13,510	13,509
Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	281		265
Financial assets and other non-current assets	124		104
Receivables and other current assets	150		152
Other current financial assets	4
Other heading of assets	3		2
Total allocated liabilities	10,952		11,039
Non-current financial liabilities	9,858		9,657
Non-current lease liabilities			0
Payables and other non-current liabilities	44		60
Current financial liabilities	191		563
Payables and other current liabilities	859		759
Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	(15)		30
Financial assets and other non-current assets	(14)		9
Receivables and other current assets	0		21
Other current financial assets	(1)
Other heading of assets	0		0
Designated as Hedging Instrument | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	179		(59)
Non-current financial liabilities	187		(74)
Non-current lease liabilities			0
Payables and other non-current liabilities	(1)		(2)
Current financial liabilities	0		52
Payables and other current liabilities	(7)		(35)
Designated as Hedging Instrument | Interest rate risk
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	32		15
Financial assets and other non-current assets	28		8
Receivables and other current assets	0		0
Other current financial assets	4
Other heading of assets	0		0
Total allocated liabilities	8,092		8,125
Non-current financial liabilities	8,009		7,735
Non-current lease liabilities			0
Payables and other non-current liabilities	0		0
Current financial liabilities	83		387
Payables and other current liabilities	0		3
Designated as Hedging Instrument | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	(15)		8
Financial assets and other non-current assets	(14)		8
Receivables and other current assets	0		0
Other current financial assets	(1)
Other heading of assets	0		0
Designated as Hedging Instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	153		(88)
Non-current financial liabilities	153		(89)
Non-current lease liabilities			0
Payables and other non-current liabilities	0		0
Current financial liabilities	0		0
Payables and other current liabilities	0		1
Designated as Hedging Instrument | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	249		250
Financial assets and other non-current assets	96		96
Receivables and other current assets	150		152
Other current financial assets	0
Other heading of assets	3		2
Total allocated liabilities	1,365		1,295
Non-current financial liabilities	452		468
Non-current lease liabilities			0
Payables and other non-current liabilities	44		60
Current financial liabilities	10		11
Payables and other current liabilities	859		756
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	0		22
Financial assets and other non-current assets	0		1
Receivables and other current assets	0		21
Other current financial assets	0
Other heading of assets	0		0
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	(8)		(38)
Non-current financial liabilities	0		0
Non-current lease liabilities			0
Payables and other non-current liabilities	(1)		(2)
Current financial liabilities	0		0
Payables and other current liabilities	(7)		(36)
Designated as Hedging Instrument | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	0		0
Financial assets and other non-current assets	0		0
Receivables and other current assets	0		0
Other current financial assets	0
Other heading of assets	0		0
Total allocated liabilities	1,495		1,619
Non-current financial liabilities	1,397		1,454
Non-current lease liabilities			0
Payables and other non-current liabilities	0		0
Current financial liabilities	98		165
Payables and other current liabilities	0		0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	0		0
Financial assets and other non-current assets	0		0
Receivables and other current assets	0		0
Other current financial assets	0
Other heading of assets	0		0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	34		67
Non-current financial liabilities	34		15
Non-current lease liabilities			0
Payables and other non-current liabilities	0		0
Current financial liabilities	0		52
Payables and other current liabilities	0		0
Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses | Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
TOTAL ASSETS	0		0
Financial assets and other non-current assets	0		0
Receivables and other current assets	0		0
Other current financial assets	0
Other heading of assets	0		0
Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses | Designated as Hedging Instrument | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedged items [line items]
Total allocated liabilities	(9)		21
Non-current financial liabilities	33		36
Non-current lease liabilities			0
Payables and other non-current liabilities	0		0
Current financial liabilities	0		1
Payables and other current liabilities	€ (42)		€ (16)